Other Long-Term Liabilities	12 Months Ended
Jun. 30, 2014
Other Long Term Liabilities [Abstract]
Other Long-Term Liabilities
(12)	Other Long-Term Liabilities

Other long-term liabilities comprise the following at June 30:

	2014	2013
Pension and postretirement benefits liability	$20,890	29,290
Environmental remediation obligation	1,111	—
Asset retirement obligations	9,009	6,773
Capital lease obligations	7,231	9,195
Liability classified stock awards	5,019	3,057
Retained acquisition contingencies	4,953	4,613
Acquired contract obligations	—	3,755
Other	2,413	2,026
Total	$50,626	58,709